Stock Based Compensation and Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Assumptions Used in Estimating the Grant-Date Fair Values of Stock Options

The Company estimated the grant-date fair values of stock options granted during the nine months ended September 30, 2014, using the Black-Scholes option pricing model and the following assumptions:

2014
Expected volatility	77.0% – 83.0%
Risk-free interest rate	1.05% – 1.54%
Expected life (years)	3.5 – 4.5
Dividend yield	0.0%

Summary of Stock-Based Compensation Expense

Stock-based compensation expense, a non-cash expense, is included in each respective expense category as follows, for the nine months ended September 30, 2014 and 2013:

	Nine months ended September 30,
	2014	2013
Cost of revenue	$72	$29
Sales and marketing	68	12
Research and development	—	37
General and administrative	606	186

Total stock-based compensation expense	746	264
Restructuring	—	23

	$746	$287

Stock-based compensation expense, a noncash expense, is included in each respective expense category as follows, for the years ended December 31, 2013 and 2012:

	2013	2012
Cost of revenue	$71	$143
Sales and marketing	43	87
Research and development	68	18
General and administrative	519	723

Total stock-based compensation expense	701	971
Restructuring	75	522

	$776	$1,493

2014 NPS Corp Plan [Member]
Summary of Stock Option Activity

A summary of the stock option activity under the 2014 NPS Corp Plan for the nine months ended September 30, 2014 is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2013	—	—	—	—
Assumed in reverse takeover	1,830,012	$1.78
Granted	250,500	$3.95
Exercised	(18,059)	$1.59
Canceled	(4,643)	$2.92

Outstanding — September 30, 2014	2,057,810	$2.05	5.97 years	$3,257

Exercisable — September 30, 2014	933,491	$2.30	5.67 years	$1,270

Shares vested and expected to vest September 30, 2014	1,928,634	$2.06	5.95 years	$3,034

Mira III Stock Option Awards [Member]
Summary of Stock Option Activity

A summary of the former officers and directors of Mira III option activity for the nine months ended September 30, 2014 is as follows:

	Shares	Weighted- Average Exercise Price (CDN)	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value (USD)
Outstanding — December 31, 2013	—	—	—	—
Assumed in Reverse Takeover	43,125	$3.48	1 Year	—
Granted	—
Exercised	(7,187)	$3.48
Canceled	—

Outstanding — September 30, 2014	35,938	$3.48	.6 Years	$11

Exercisable — September 30, 2014	35,938	$3.48	.6 Years	$11

Shares vested and expected to vest September 30, 2014	35,938	$3.48	.6 Years	$11

2008 Plan [Member]
Summary of Stock Option Activity

A summary of the stock option activity under the 2008 Plan is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2012	6,913	$81.43	2.00 years	$—
Granted	—	—
Exercised	—	—
Canceled	(110)	$81.43
Exchanged	—	—

Outstanding — December 31, 2012	6,803	$81.43	0.95 years	$—
Granted	—
Exercised	—
Canceled	(6,748)	$81.37
Exchanged	—

Outstanding — December 31, 2013	55	$89.50	2.90 years	$—

Exercisable — December 31, 2013	55	$89.50	2.90 years	$—

Northern 2011 Plan [Member]
Summary of Stock Option Activity

A summary of the stock option activity under the Northern 2011 Plan is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2012	2,831,581	$1.45	5.70 years	$—
Granted	43,500	$1.37
Exercised
Canceled	(684,985)	$1.45
Exchanged

Outstanding — December 31, 2012	2,190,096	$1.45	4.61 years	$—
Granted	2,500	$0.54
Exercised
Canceled	(254,502)	$1.44
Exchanged

Outstanding — December 31, 2013	1,938,094	$1.45	3.49 years	$—

Exercisable — December 31, 2013	1,832,339	$1.45	3.41 years	$—

Shares vested and expected to vest December 31, 2013	1,932,614	$1.45	3.48 years	$—

Schedule of Assumptions Used in Estimating the Grant-Date Fair Values of Stock Options

The Company estimated the grant-date fair values of stock options granted, along with the reporting-date fair value for options granted using the Black-Scholes option pricing model and the following assumptions, respectively:

	Reporting Date December 31, 2013	2013 Grant Dates	Reporting Date December 31, 2012	2012 Grant Dates
Risk free interest rate	0.13% – 1.14%	1.14%	0.21% – 0.63%	0.50% – 0.63%
Expected dividend yield	0%	0%	0%	0%
Expected life of options (in years)	1.0 – 3.75	3.75	1.5 – 4.5	4.5
Expected volatility	79% – 94%	87%	69% – 92%	82% – 92%

Utility Scale 2011 Plan [Member]
Summary of Stock Option Activity

A summary of the stock option activity under the Utility Scale 2011 Plan is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2012	2,786,124	$1.98	5.64 years	$—
Granted	—
Exercised	(100)	$1.98
Canceled	(458,866)	$1.98
Exchanged	—

Outstanding — December 31, 2012	2,327,158	$1.98	4.51 years	$—
Granted	1,000	$0.70
Exercised	—
Canceled	(239,316)	$1.98
Exchanged	—

Outstanding — December 31, 2013	2,088,842	$1.98	3.43 years	$—

Exercisable — December 31, 2013	1,990,895	$1.98	3.37 years	$—

Shares vested and expected to vest December 31, 2013	2,084,114	$1.98	3.43 years	$—

Schedule of Assumptions Used in Estimating the Grant-Date Fair Values of Stock Options

The Company estimated the grant-date fair values of stock options granted, along with the reporting-date fair value for options granted using the Black-Scholes option pricing model and the following assumptions, respectively:

	Reporting Date December 31, 2013	2013 Grant Dates	Reporting Date December 31, 2012
Risk free interest rate	0.13% – 1.14%	1.14%	0.21% – 0.50%
Expected dividend yield	0%	0%	0%
Expected life of options (in years)	1.0 – 3.75	3.75	1.5 – 3.75
Expected volatility	79% – 94%	87%	69% – 84%

2013 WPHI Plan [Member]
Summary of Stock Option Activity

A summary of the stock option activity under the 2013 WPHI Plan is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value
Granted	1,667,883	$1.59	6.91 years	$—
Exercised	—
Canceled	—
Exchanged	—

Outstanding — December 31, 2013	1,667,883	$1.59	6.91 years	$—

Exercisable — December 31, 2013	330,463	$1.59	6.91 years	$—

Shares vested and expected to vest December 31, 2013	1,473,049	$1.59	6.91 years	$—

Schedule of Assumptions Used in Estimating the Grant-Date Fair Values of Stock Options

The Company estimated the grant-date fair values of stock options granted, using the Black-Scholes option pricing model and the following assumptions, respectively:

2013 Grant Dates
Risk free interest rate	1.17% –1.35%
Expected dividend yield	0%
Expected life of options (in years)	4.29 – 4.50
Expected volatility	85.5% – 86.0%